Submission	Aug. 13, 2024
Submission [Line Items]
Central Index Key	0001545654
Registrant Name	Alexander & Baldwin, Inc.
Registration File Number	333-281506
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES